PRUDENTIAL INVESTMENT PORTFOLIOS 5

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

July 18, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(a) Filing for Prudential Investment Portfolios 5 – Prudential Small-Cap Value Fund (the Fund)
     Registration Nos. 333-82621 and 811-09439

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates September 23, 2011 as its effective date. This Post-Effective Amendment has been filed for the purpose of registering the Fund’s Class R and Class Z shares for investment by investors who otherwise satisfy eligibility requirements. The Fund’s Class R and Class Z shares were originally registered in connection with a reorganization of another fund with the Fund on Form N-14 in December 2010. This Post-Effective Amendment will serve to permit the Fund to offer Class R and Class Z shares to new investors who did not receive their Class R or Class Z shares of the Fund pursuant to the reorganization.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                         Sincerely,

                         /s/ Jonathan D. Shain

                         Jonathan D. Shain

Assistant Secretary